CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Net cash flows from operating activities
Net loss	$ (1,192,229)	$ (478,928)	$ (4,013,127)	$ (1,869,831)
Adjustments to reconcile net loss to net cash used by operating activities
Depreciation and amortization	133,930	56,893
Depreciation	80,472	56,893	258,162	70,641
Amortization	0	0	183,310	0
Stock-based compensation expense	472,774	0	1,065,288	124,660
Stock issued for conversion of accrued interest	0	48,524	24,913	0
Warrants issued in conjunction with note conversion	0	0	392,170	0
Stock and warrants issued for goods and services	0	0	553,360	0
Other	0	0	4,043	0
(Increase) decrease in operating assets:
Accounts receivable, net	(270,036)	(596,673)	(689,651)	(81,865)
Due from related parties	34,868	0	(34,868)	0
Prepaid expenses	(227,667)	2,620	(121,890)	(12,550)
Inventories	(133,693)	(29,390)	(185,238)	(58,719)
Deposits	80,708	0	0	0
Increase (decrease) in liabilities:
Accounts payable and accrued expenses	(560,001)	86,097	989,597	(28,615)
Due to related party	(42,681)	220,638	112,239	(98,160)
Accrued interest		0	0	184,770
Other	0	0	9,000	0
Net cash used in operating activities	(1,704,027)	(690,219)	(1,452,692)	(1,769,669)
Investing activities
Cash paid for acquisitions	0	0	(539,304)	0
Purchase of equipment	(26,891)	(83,988)	(593,738)	(57,781)
Construction in process	(1,601,096)	0	(2,117,001)	0
Proceeds from sale of fixed assets	0	0	6,278	0
Purchase of intangible assets	0	0	0	(2,000,000)
Net cash used in investing activities	(1,627,987)	(83,988)	(3,243,765)	(2,057,781)
Financing activities
Repayment of debt	(1,588)	0	(3,619)	0
Repayment of capital lease	(68,959)	0	(239,037)	0
Proceeds from the sale of common stock	0	1,660,997	8,546,386	4,404,264
Stock issuance costs	0	0	(367,915)	0
Net cash provided by financing activities	(70,547)	1,660,997	7,935,815	4,404,264
Increase (decrease) in cash for year	(3,402,561)	886,790	3,239,358	576,814
Cash at the beginning of the year	4,393,299	1,153,941	1,153,941	577,127
Cash at end of the year	990,738	2,040,731	4,393,299	1,153,941
Supplemental disclosure of cash flow information
Interest paid during year	44,977	58,530	122,510	792
Taxes paid during year	1,266	0	0	0
Supplemental disclosure of non-cash investing and financing items
Redemption of Series AA Preferred by conversion to common shares	3,414,785	0	0	0
Equipment under capital lease	0	0	1,714,974	0
Equipment purchased with debt	0	0	20,000	0
Stock Issued for Acquisition [Member]
Supplemental disclosure of non-cash investing and financing items
Non-cash items, stock issued	210,893	188,686	1,118,173	2,357,750
Stock Issued for Property, Plant and Equipment [Member]
Supplemental disclosure of non-cash investing and financing items
Non-cash items, stock issued	0	40,000	0	0
Stock Issued for Goods and Services [Member]
Supplemental disclosure of non-cash investing and financing items
Non-cash items, stock issued	0	0	553,360	698,266
Stock Issued for Capital Lease, Principal and Interest [Member]
Supplemental disclosure of non-cash investing and financing items
Non-cash items, stock issued	0	65,800	0	0
Stock Issued for Convertible Note, Principal and Interest [Member] | Series AA Preferred Stock [Member]
Supplemental disclosure of non-cash investing and financing items
Non-cash items, stock issued	0	1,171,375	1,171,375	0
Stock Issued for Convertible Note, Principal and Interest [Member]
Supplemental disclosure of non-cash investing and financing items
Non-cash items, stock issued	$ 0	$ 470,000	$ 470,000	$ 0